Business Combination - Schedule of Unaudited Pro Forma Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of Starry [Member]
Business Combination, Pro Forma Information [Line Items]
Unaudited pro forma revenue	$ 97,534,701	$ 78,051,283
Unaudited pro forma net income	(1,960,956)	2,273,155
Acquisition of Martiangear [Member]
Business Combination, Pro Forma Information [Line Items]
Unaudited pro forma revenue	97,576,855	77,724,857
Unaudited pro forma net income	$ (1,957,135)	2,089,212
Acquisition of 2Game [Member]
Business Combination, Pro Forma Information [Line Items]
Unaudited pro forma revenue		77,444,155	$ 65,827,057
Unaudited pro forma net income		$ 2,140,643	$ 4,586,525